Submission	Oct. 21, 2026
Submission [Line Items]
Central Index Key	0002046370
Registrant Name	Uptrend Holdings Limited
Registration File Number	333-287408
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A